Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Taxes
Current	$ 117,363		$ 389,846		$ 841,312
Deferred tax expense (benefit)	(436,955)	$ 0	(166,673)	$ 213,649	(126,936)
Total provision for income taxes	$ 117,363		$ 223,173	$ 213,649	$ 714,376